Initial Public Offering (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended			12 Months Ended
	Jan. 11, 2022	Dec. 21, 2021	Mar. 31, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Feb. 03, 2022
Initial Public Offering [Line Items]
Overallotment option , per unit (in Dollars per share)					$ 10.1
Additional units	2,250,000
Overallotment option (in Dollars)						$ 15,150,000	$ 151,500,000	$ 15,150,000
Original issuance price (in Dollars)			$ 36,044				$ 856,356	$ 36,044
Maturity days	185 days
IPO [Member]
Initial Public Offering [Line Items]
Number of units sold	2,250,000	15,000,000
Overallotment option , per unit (in Dollars per share)		$ 10						$ 10.1
Price per share (in Dollars per share)		$ 10
Number of days granted to underwriter		45 days
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units sold	1,500,000
Overallotment option , per unit (in Dollars per share)	$ 10
Price per share (in Dollars per share)	$ 10
Number of units sold	1,500,000				2,250,000
Class A Common Stock [Member]
Initial Public Offering [Line Items]
Number of shares in a unit					1
Number of shares issuable per warrant					1
Price per share (in Dollars per share)					$ 11.5				$ 11.5
Class A Common Stock [Member] | IPO [Member]
Initial Public Offering [Line Items]
Price per share (in Dollars per share)								$ 11.5
Public Warrants [Member]
Initial Public Offering [Line Items]
Number of warrants in a unit					1
Public Warrants [Member] | IPO [Member]
Initial Public Offering [Line Items]
Number of shares in a unit		1						1
Number of warrants in a unit		0						0
Price per share (in Dollars per share)					$ 11.5
Public Warrants [Member] | Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Additional units		2,250,000
Number of units sold	1,500,000	2,250,000						2,250,000
Public Warrants [Member] | Class A Common Stock [Member] | IPO [Member]
Initial Public Offering [Line Items]
Number of shares in a unit					1
Number of shares issuable per warrant					1
Private Placement Warrants [Member]
Initial Public Offering [Line Items]
Overallotment option , per unit (in Dollars per share)					$ 10.1
Number of shares issuable per warrant					5,800,000			1
Price per share (in Dollars per share)					$ 1			$ 11.5
Private Placement Warrants [Member] | IPO [Member]
Initial Public Offering [Line Items]
Overallotment option , per unit (in Dollars per share)	$ 10.1
Overallotment option (in Dollars)	$ 166,650,000
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Overallotment option , per unit (in Dollars per share)	$ 10.1
Overallotment option (in Dollars)	$ 166,650,000
Founder Shares [Member] | IPO [Member]
Initial Public Offering [Line Items]
Overallotment option , per unit (in Dollars per share)				$ 10
Founder Shares [Member] | Anchor Investors [Member] | IPO [Member]
Initial Public Offering [Line Items]
Overallotment option , per unit (in Dollars per share)								$ 10
Number of shares transferred				1,125,000
Aggregate fair value (in Dollars)				$ 8,111,250				$ 8,111,250
Purchase price, per share (in Dollars per share)				$ 0.006				$ 0.006
Original issuance price (in Dollars)				$ 8,104,500				$ 8,104,500
Founder shares								1,125,000